Insurance – Non-Life, Life and Health Insurance (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Technical Provisions For Insurance And Pension Plans
At the beginning of the year	R$ 41,033,815	R$ 34,744,396
Retrocession	(2,334)	(2,423)
Subtotal at beginning of the year	41,031,481	34,741,973
Additions, net of reversals	46,725,651	40,444,470
Payment of claims, benefits and redemptions	(42,607,944)	(36,227,017)
Adjustment for inflation and interest	1,392,776	2,072,055
Subtotal on December 31	46,541,964	41,031,481
Retrocession	2,013	2,334
Closing balance on December 31	R$ 46,543,977	R$ 41,033,815